GCAT 2021-NQM5 Trust ABS-15G

Exhibit 99.30

AG Loan Number	Account Number	Field ID	Original Field Value	Audit Value	Match
434034590	XXXXX	UW_FICO_Utilized	XXX	XXX	FALSE